Capital Stock and Reserves - Share based expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 13,126	$ 11,987
Recorded in exploration and evaluation expense	4,327	3,131
Recorded in general and administrative expense	8,799	8,856
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	3,769	2,697
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	5,813	8,591
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	2,944	624
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments	$ 600	$ 75